Cash Distributions (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended																	3 Months Ended									9 Months Ended	12 Months Ended	0 Months Ended		1 Months Ended	3 Months Ended
	Aug. 14, 2014	May 15, 2014	Feb. 14, 2014	Feb. 05, 2014	Jan. 22, 2014	Nov. 14, 2013	Aug. 14, 2013	May 15, 2013	Feb. 14, 2013	Nov. 14, 2012	Aug. 14, 2012	May 14, 2012	Feb. 14, 2012	Nov. 14, 2011	Aug. 12, 2011	May 13, 2011	Feb. 14, 2011	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2014 item	Dec. 31, 2013 item	Jul. 23, 2014	Apr. 23, 2014	Oct. 31, 2014	Sep. 30, 2014
Cash Distributions
Period of distribution of available cash after end of each quarter																											45 days	45 days
Number of quarters of cash reserves to provide funds for distributions to unitholders and General Partner																											4	4
Cash Distribution Payment
Per Unit Cash Distribution (in dollars per unit)	$ 0.6375	$ 0.6250	$ 0.6125			$ 0.6000	$ 0.5875	$ 0.5825	$ 0.5700	$ 0.5325	$ 0.5250	$ 0.5000	$ 0.5000	$ 0.5000	$ 0.5000	$ 0.5000	$ 0.5000	$ 0.6375	$ 0.6250	$ 0.6125	$ 0.60	$ 0.5875	$ 0.5825	$ 0.57	$ 0.5325	$ 0.5250		$ 0.50
Cash distribution to common units	$ 18,772	$ 18,323	$ 17,874	$ 17,900		$ 17,425	$ 16,975	$ 16,796	$ 16,346	$ 15,019	$ 14,781	$ 13,986	$ 11,028	$ 11,028	$ 11,028	$ 11,028	$ 9,691
Incentive Distribution	1,139	1,035	932			828	724	683	579	290	259	155	122	122	122	122	108
Distribution declared
Quarterly cash distribution declared (in dollars per unit)					$ 0.6125
General Partner Interest
Distribution declared
Quarterly cash distribution declared (in dollars per unit)																													$ 0.6375	$ 0.6250
Subsequent event | General Partner Interest
Cash Distributions
Total Quarterly Distribution Target Amount (in dollars per unit)																															$ 0.6525
Distribution declared
Quarterly cash distribution declared (in dollars per unit)																															$ 0.6525
Subsequent event | General Partner Interest | Annualized basis
Distribution declared
Quarterly cash distribution declared (in dollars per unit)																															$ 2.61
Common Unitholders
Cash Distribution Payment
Cash distribution to common units	17,487	17,145	16,802			16,459	16,116	15,979	15,636	14,607	14,401	13,716	10,790	10,790	10,790	10,790	6,647
Distribution declared
Quarterly cash distribution declared (in dollars per unit)					$ 2.45
General Partner Interest
Cash Distribution Payment
Cash distribution to common units	$ 146	$ 143	$ 140			$ 138	$ 135	$ 134	$ 131	$ 122	$ 121	$ 115	$ 116	$ 116	$ 116	$ 116	$ 115
Minimum Quarterly Distribution
Cash Distributions
Total Quarterly Distribution Target Amount (in dollars per unit)																												$ 0.4625				$ 0.4625
Minimum Quarterly Distribution | Common Unitholders
Cash Distributions
Marginal Percentage Interest in Distributions																												99.17%				99.17%
Minimum Quarterly Distribution | General Partner Interest
Cash Distributions
Marginal Percentage Interest in Distributions																												0.83%				0.83%
First Target Distribution
Cash Distributions
Total Quarterly Distribution Target Amount (in dollars per unit)																												$ 0.4625				$ 0.4625
First Target Distribution | Common Unitholders
Cash Distributions
Marginal Percentage Interest in Distributions																												99.17%				99.17%
First Target Distribution | General Partner Interest
Cash Distributions
Marginal Percentage Interest in Distributions																												0.83%				0.83%
Second Target Distribution | Minimum
Cash Distributions
Total Quarterly Distribution Target Amount (in dollars per unit)																												$ 0.4625				$ 0.4625
Second Target Distribution | Maximum
Cash Distributions
Total Quarterly Distribution Target Amount (in dollars per unit)																												$ 0.5375				$ 0.5375
Second Target Distribution | Common Unitholders
Cash Distributions
Marginal Percentage Interest in Distributions																												86.17%				86.17%
Second Target Distribution | General Partner Interest
Cash Distributions
Marginal Percentage Interest in Distributions																												13.83%				13.83%
Third Target Distribution | Minimum
Cash Distributions
Total Quarterly Distribution Target Amount (in dollars per unit)																												$ 0.5375				$ 0.5375
Third Target Distribution | Maximum
Cash Distributions
Total Quarterly Distribution Target Amount (in dollars per unit)																												$ 0.6625				$ 0.6625
Third Target Distribution | Common Unitholders
Cash Distributions
Marginal Percentage Interest in Distributions																												76.17%				76.17%
Third Target Distribution | General Partner Interest
Cash Distributions
Marginal Percentage Interest in Distributions																												23.83%				23.83%
Thereafter
Cash Distributions
Total Quarterly Distribution Target Amount (in dollars per unit)																												$ 0.6625
Thereafter | Minimum
Cash Distributions
Total Quarterly Distribution Target Amount (in dollars per unit)																																$ 0.6625
Thereafter | Common Unitholders
Cash Distributions
Marginal Percentage Interest in Distributions																												51.17%				51.17%
Thereafter | General Partner Interest
Cash Distributions
Marginal Percentage Interest in Distributions																												48.83%				48.83%